Pensions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pensions
Matching contribution percentage	3.50%
Defined contribution plan expense	$ 567,606	$ 563,630	$ 402,685